UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [   ]; Amendment Number: ____
This Amendment (Check only one): [   ] is a restatement
                                 [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Rock Hill Investment Management, L.P.
Address:  3 Bala Plaza East, Suite 585
          Bala Cynwyd, PA 19004

Form 13F File Number:  28-11169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       RHP General Partner, LLC

Name:	Keith S. Marlowe
Title:	Director
Phone:	610-949-9700

Signature, Place, and Date of Signing:

/s/ Keith S. Marlowe	Bala Cynwyd, PA      February 13, 2009
--------------------    ----------------     -----------------
[Signature]   		[City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $93,662 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE


            COLUMN 1          COLUMN 2   COLUMN 3 COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  -------- ---------  -------- ------------------  ---------- -------- ----------------------
                                                  Value
                              Title of            (x$1000) Share/Pr   Sh/ Put  Investment  Other        Voting Authority
         Name of Issuer        Class     Cusip    (USD)    Amount     Prn Call Discretion Managers  Sole     Shared  None
----------------------------  -------- ---------  -------- ---------- --- ---  ---------- -------- --------- ------ -----

ADVANCED MEDICAL OPTICS, INC.   CNV    00763MAJ7  4,691    10,100,000 PRN      SOLE                10,100,000
BLACKBOARD INC.                 CNV    091935AA4  1,117    1,500,000  PRN      SOLE                 1,500,000
EARTHLINK INC.                  CNV    270321AA0  6,609    7,500,000  PRN      SOLE                 7,500,000
EASTMAN KODAK CO.               CNV    277461BE8  16,486   20,080,000 PRN      SOLE                20,080,000
GRACE W. R. & CO.               COM    38388F108  1,025    171,700     SH      SOLE                   171,700
INTERMUNE INC.                  CNV    45884XAC7  11,603   14,000,000 PRN      SOLE                14,000,000
K-V PHARMACEUTICAL CO.          CNV    482740AC1  6,274    21,000,000 PRN      SOLE                21,000,000
NCI BUILDING SYS INC.           CNV    628852AG0  9,409    14,500,000 PRN      SOLE                14,500,000
POWERWAVE TECHNOLOGIES INC.     CNV    739363AD1  3,087    16,250,000 PRN      SOLE                16,250,000
PROSHARES TR                    ETF    74347R297  1,321    35,000      SH      SOLE                    35,000
PROSHARES TR                    ETF    74347R552  634      12,500      SH      SOLE                    12,500
SAVVIS INC.                     CNV    805423AA8  4,928    12,500,000 PRN      SOLE                12,500,000
SYMANTEC CORP.                  COM    871503108  270      20,000      SH      SOLE                    20,000
VECTOR GROUP LTD.               CNV    92240MAE8  13,969   12,500,000 PRN      SOLE                12,500,000
VECTOR GROUP LTD.               CNV    92240MAH1  1,676    1,500,000  PRN      SOLE                 1,500,000
VERTEX PHARMACEUTICALS INC.     CNV    92532FAM2  1,368    1,000,000  PRN      SOLE                 1,000,000
VIROPHARMA INC.                 CNV    928241AH1  9,195    12,000,000 PRN      SOLE                12,000,000